Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Line Items]
Class B common stock conversion, number of shares	3,313,787	3,221,259	3,234,939
Anti-dilutive stock options excluded from earnings per share	30,154	18,489	190,462